LEASE - Maturities of operating lease (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Future lease payments under operating lease
2025	$ 263,577
2026	114,856
2027	29,440
Total future lease payments	407,873
Less: imputed interest	(6,874)
Total lease liabilities	400,999	$ 900,000
Less: Long term portions	(136,683)	(412,121)
Lease liabilities - current portions	$ 264,316	$ 503,891